Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
8
–
Related Party Transactions

The Company entered into a consulting agreement dated
March 20, 2017
with Mr. Michael A. Kraft, who became the Company's CEO. Under the terms of the agreement the Company agreed to compensate Mr. Kraft,
$1,500
per day for his commitment to allocate
seven
days a month (subsequently amended to
ten
day a month) to the Company and a
$25,000
bonus payable in the Company's restricted stock upon occurrence of certain events. Mr. Kraft was issued ten million
options during
August 2019
for (
1
) as compensation for the
$25,000
bonus in the consulting agreement, (
2
) approximately
$91,000
as payment for unpaid consulting fees and, (
3
) approximately
$294,000
as additional compensation for his consulting services. During the years ended
December 31, 2020
and
2019,
the Company recognized
$180,000
and
$144,000
of expense respectively, under the terms of the agreement. Mr. Kraft was owed
$51,720
and
$95,966
in unpaid consulting fees and out of pocket expenses, which is included in accounts payable and accrued expenses the years ended
December 31, 2020
and
2019
respectively.

At
December 31, 2018
the Company had an aggregate balance of
$971,500
of advances due to Mr. Victor Keen, Co-Chairman of the Board of Directors. During the year ended
December 31, 2019
Mr. Keen advanced the Company an additional
$135,000,
such that as of
November 30, 2019,
an aggregate amount of
$1,106,500
was due to Mr. Keen under the terms of certain promissory notes and convertible debentures (“the Notes”) which were included in notes payable – related party (see Note
5
). The Notes along with accrued interest of
$342,292,
 were converted to common stock on
December 27, 2019.
Interest expense related to the Notes was
$112,969
for the year ended
December 31, 2019.

At
December 31, 2018
the Company had an aggregate balance of
$775,934
of advances due to CJL, a company owned by Mr. Simon Calton, a director of the Company, During the years ended
December 31, 2019,
CJL, advanced an additional
$135,000
such that as of
November 30, 2019,
an aggregate amount of
$910,934
was due to CJL under the terms of
two
loans (“Loans”), which were included in notes payable-related parties (see Note
5
). The Loans along with accrued interest of
$351,633
were converted to common stock on
December 27, 2019.
Interest expense related to the Loans was
$112,695
for the year ended
December 31, 2019.

The Company entered into a
one
-year consulting agreement with Matthew Hoffman (“Hoffman”), doing business as, Integrate Growth, LLC, effective
May 21, 2020
and expiring
May 19, 2021.
Under the terms of the agreement, Hoffman held the position of Director of Finance. On
June 30, 2020
Ron Robinson, Chief Financial Officer and Judith Keating, Corporate Secretary both retired from the Company. As part of the management transition plan, Hoffman was elevated to Chief Financial Officer and Corporate Secretary on
June 30, 2020.
Under the terms of the agreement, Hoffman will be paid a monthly fee of
$6,000
and shall make up to
twenty
hours per week available to the Company for each week of each month. The Company recognized
$42,000
of consultant expense to Hoffman for the year ended
December 31, 2020.